Restricted cash and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Restricted Cash And Other Non Current Assets [Abstract]
Summary of Restricted Cash and Other Non-current Assets

	2025	2024
	(in € millions)
Restricted cash
Lease deposits and guarantees	42	50
Other	1	2
Other non-current assets	18	16
Total	61	68